Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options [Abstract]
Schedule of options issued and outstanding
	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	1,825,184	$2.70		$-
Granted	761,920	3.00
Forfeited	-	-
Outstanding as of December 31, 2022	2,587,104	2.79	8.74	$-
Exercisable as of December 31, 2022	2,587,104	2.79	8.74	$-
Vested and expected to vest	2,587,104	$2.79	8.74	$-

			Weighted-
		Weighted-	Average
		Average	Contractual
	Number of	Exercise	Life	Aggregate
	Underlying Shares	Price Per Share	Remaining in Years	Intrinsic Value
Outstanding as of January 1, 2022	1,825,184	$2.70
Granted	761,920	3.00
Forfeited	-	-
Outstanding as of December 31, 2022	2,587,104	2.79	8.74	$-
Exercisable as of December 31, 2022	2,587,104	2.79	8.74	$-
Vested and expected to vest	2,587,104	$2.79	8.74	$-

Schedule of fair value of stock options granted
Year ended
December 31, 2022

Risk free interest rate	2.79%
Expected term (in years)	5.00
Dividend yield	0%
Expected volatility	83.86%

	Year ended December 31
	2022	2021

Risk free interest rate	2.79%	1.13%
Expected term (in years)	5.00	5.00
Dividend yield	0%	0%
Expected volatility	83.86%	108.51%